Information on Subsidiaries	12 Months Ended
Oct. 31, 2019
Investments accounted for using equity method [abstract]
Information on Subsidiaries

NOTE 34:  INFORMATION ON SUBSIDIARIES

The following is a list of the directly or indirectly held significant subsidiaries.

SIGNIFICANT SUBSIDIARIES[1]
(millions of Canadian dollars)			As at October 31, 2019
North America	Address of Head or Principal Office[2]	Description	Carrying value of shares owned by the Bank[3]
Greystone Capital Management Inc.	Regina, Saskatchewan	Holding Company	$714
Greystone Managed Investments Inc.	Regina, Saskatchewan	Securities Dealer
GMI Serving Inc.	Regina, Saskatchewan	Mortgage Servicing Entity

Meloche Monnex Inc.	Montreal, Québec	Holding Company	1,595
Security National Insurance Company	Montreal, Québec	Insurance Company
Primmum Insurance Company	Toronto, Ontario	Insurance Company
TD Direct Insurance Inc.	Toronto, Ontario	Insurance Company
TD General Insurance Company	Toronto, Ontario	Insurance Company
TD Home and Auto Insurance Company	Toronto, Ontario	Insurance Company
TD Asset Management Inc.	Toronto, Ontario	Investment Counselling and Portfolio Management	365
TD Waterhouse Private Investment Counsel Inc.	Toronto, Ontario	Investment Counselling and Portfolio Management

TD Auto Finance (Canada) Inc.	Toronto, Ontario	Automotive Finance Entity	2,619

TD Auto Finance Services Inc.	Toronto, Ontario	Automotive Finance Entity	1,370
TD Group US Holdings LLC	Wilmington, Delaware	Holding Company	67,117
Toronto Dominion Holdings (U.S.A.), Inc.	New York, New York	Holding Company
TD Prime Services LLC	New York, New York	Securities Dealer
TD Securities (USA) LLC	New York, New York	Securities Dealer
Toronto Dominion (Texas) LLC	New York, New York	Financial Services Entity
Toronto Dominion (New York) LLC	New York, New York	Financial Services Entity
Toronto Dominion Capital (U.S.A.), Inc.	New York, New York	Small Business Investment Company
Toronto Dominion Investments, Inc.	New York, New York	Merchant Banking and Investments
TD Bank US Holding Company	Cherry Hill, New Jersey	Holding Company
Epoch Investment Partners, Inc.	New York, New York	Investment Counselling and Portfolio Management
TDAM USA Inc.	New York, New York	Investment Counselling and Portfolio Management
TD Bank USA, National Association	Cherry Hill, New Jersey	U.S. National Bank
TD Bank, National Association	Cherry Hill, New Jersey	U.S. National Bank
TD Auto Finance LLC	Farmington Hills, Michigan	Automotive Finance Entity
TD Equipment Finance, Inc.	Cherry Hill, New Jersey	Financial Services Entity
TD Private Client Wealth LLC	New York, New York	Broker-dealer and Registered Investment Advisor
TD Wealth Management Services Inc.	Cherry Hill, New Jersey	Insurance Agency
TD Luxembourg International Holdings	Luxembourg, Luxembourg	Holding Company
TD Ameritrade Holding Corporation[4]	Omaha, Nebraska	Securities Dealer

TD Investment Services Inc.	Toronto, Ontario	Mutual Fund Dealer	52

TD Life Insurance Company	Toronto, Ontario	Insurance Company	85
TD Mortgage Corporation	Toronto, Ontario	Deposit-Taking Entity	9,775
TD Pacific Mortgage Corporation	Vancouver, British Columbia	Deposit-Taking Entity
The Canada Trust Company	Toronto, Ontario	Trust, Loans, and Deposit-Taking Entity

TD Securities Inc.	Toronto, Ontario	Investment Dealer and Broker	2,231
TD Vermillion Holdings Limited	Toronto, Ontario	Holding Company	26,880
TD Financial International Ltd.	Hamilton, Bermuda	Holding Company
TD Reinsurance (Barbados) Inc.	St. James, Barbados	Reinsurance Company

TD Waterhouse Canada Inc.	Toronto, Ontario	Investment Dealer	2,442

International

TD Bank N.V.	Amsterdam, The Netherlands	Dutch Bank	632
TD Ireland Unlimited Company	Dublin, Ireland	Holding Company	894
TD Global Finance Unlimited Company	Dublin, Ireland	Securities Dealer

TD Securities (Japan) Co. Ltd.	Tokyo, Japan	Securities Dealer	12

Toronto Dominion Australia Limited	Sydney, Australia	Securities Dealer	97
Toronto Dominion Investments B.V.	London, England	Holding Company	1,114
TD Bank Europe Limited	London, England	UK Bank
Toronto Dominion Holdings (U.K.) Limited	London, England	Holding Company
TD Securities Limited	London, England	Securities Dealer

Toronto Dominion (South East Asia) Limited	Singapore, Singapore	Financial Institution	931

[1]

Unless otherwise noted, The Toronto-Dominion Bank, either directly or through its subsidiaries, owns 100% of the entity and/or 100% of any issued and outstanding voting securities and non-voting securities of the entities listed.

[2]

Each subsidiary is incorporated or organized in the country in which its head or principal office is located, with the exception of Toronto Dominion Investments B.V., a company incorporated in The Netherlands, but with its principal office in the United Kingdom.

[3]

Carrying amounts are prepared for purposes of meeting the disclosure requirements of Section 308 (3)(a)(ii) of the Bank Act. Intercompany transactions may be included herein which are eliminated for consolidated financial reporting purposes. Certain amounts have been adjusted to conform with the presentation adopted in the current period.

[4]

As at October 31, 2019, the Bank's reported investment in TD Ameritrade Holding Corporation was 43.19% (October 31, 2018 – 41.61%) of the outstanding shares of TD Ameritrade Holding Corporation. TD Luxembourg International Holdings and its ownership of TD Ameritrade Holding Corporation is included given the significance of the Bank's investment in TD Ameritrade Holding Corporation.

SUBSIDIARIES WITH RESTRICTIONS TO TRANSFER FUNDS

Certain of the Bank's subsidiaries have regulatory requirements to fulfil, in accordance with applicable law, in order to transfer funds, including paying dividends to, repaying loans to, or redeeming subordinated debentures issued to, the Bank. These customary requirements include, but are not limited to:

•	Local regulatory capital and/or surplus adequacy requirements;
•	Basel requirements under Pillar 1 and Pillar 2;
•	Local regulatory approval requirements; and
•	Local corporate and/or securities laws.

As at October 31, 2019, the net assets of subsidiaries subject to regulatory or CAR was $86.3 billion (October 31, 2018 – $79.8 billion), before intercompany eliminations.

In addition to regulatory requirements outlined above, the Bank may be subject to significant restrictions on its ability to use the assets or settle the liabilities of members of its group. Key contractual restrictions may arise from the provision of collateral to third parties in the normal course of business, for example through secured financing transactions; assets securitized which are not subsequently available for transfer by the Bank; and assets transferred into other consolidated and unconsolidated structured entities. The impact of these restrictions has been disclosed in Notes 9 and 27.

Aside from non-controlling interests disclosed in Note 21, there were no significant restrictions on the ability of the Bank to access or use the assets or settle the liabilities of subsidiaries within the group as a result of protective rights of non-controlling interests.